DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
The company has no key employees or directors and does not remunerate key management personnel. Key decision makers of the company are all employees of the ultimate parent company or its subsidiaries, which provide management services under the Master Services Agreement with Brookfield (“Master Services Agreement”). Details of the allocations of costs incurred by Brookfield on behalf of the company are disclosed in Note 22.
Direct operating costs are costs incurred to earn revenues and include all attributable expenses. The following table presents direct operating costs by nature for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Inventory costs	$123	$129	$245	$262
Subcontractor and consultant costs	782	589	1,379	1,140
Concession construction materials and labor costs	38	85	78	160
Depreciation and amortization expense	194	188	390	374
Compensation	463	440	902	867
Other direct costs	260	238	518	482
Total	$1,860	$1,669	$3,512	$3,285
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.